Accounting Standards and Basis of Preparation - Summary of Effects of Variation in Prices of Price Index (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Effect Of Variation In Prices Of Price Index [line items]
Number of years of accumulated price index	3 years